Risk management - Interest rate risk (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Financial instruments by type of interest rate
Maturity term	3 months
Increase - Impact on fair value	€ 126	€ 181
Increase - Impact on profit	2	(3)
Increase - Impact on OCI	(1)	(2)
Decrease - Impact on fair value	(67)	(99)
Decrease - Impact on profit	€ (1)	2
Decrease - Impact on OCI		€ 1
Interest rates - increase in basis points	1.00	1.00
Interest rates - decrease in basis points	0.50	0.50
Fixed rate
Financial instruments by type of interest rate
Assets	€ 889	€ 2,107
Liabilities	(3,637)	(3,845)
Assets and liabilities before derivatives	(2,748)	(1,738)
Interest rate derivative, net	1,371	1,358
Net assets	(1,377)	(380)
Floating rate(1)
Financial instruments by type of interest rate
Assets	7,581	7,410
Liabilities	(57)	(113)
Assets and liabilities before derivatives	7,524	7,297
Interest rate derivative, net	(1,371)	(1,328)
Net assets	€ 6,153	€ 5,969